Average Annual Total Returns	12 Months Ended	60 Months Ended	86 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Symmetry Panoramic US Equity Fund | MSCI US Broad Market Index (reflects no deduction for fees, expenses, or taxes), Symmetry Panoramic US Equity Fund
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	14.01%	14.71%
Symmetry Panoramic US Equity Fund | Class I Shares, Symmetry Panoramic US Equity Fund
Prospectus [Line Items]
Average Annual Return, Percent	20.57%	11.51%	11.96%
Symmetry Panoramic US Equity Fund | Class I Shares, Symmetry Panoramic US Equity Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	16.44%	9.77%	10.43%
Symmetry Panoramic US Equity Fund | Class I Shares, Symmetry Panoramic US Equity Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	14.84%	8.85%	9.35%
Symmetry Panoramic International Equity Fund | MSCI ACWI ex USA Investable Market Index (net) (IMI) (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	5.23%	4.12%	5.93%
Symmetry Panoramic International Equity Fund | Class I Shares
Prospectus [Line Items]
Average Annual Return, Percent	5.15%	3.84%	5.41%
Symmetry Panoramic International Equity Fund | Class I Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.29%	3.21%	4.71%
Symmetry Panoramic International Equity Fund | Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.62%	2.95%	4.18%
Symmetry Panoramic Global Equity Fund | MSCI ACWI Investable Market Index (net) (IMI) (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	16.37%	9.67%	10.80%
Symmetry Panoramic Global Equity Fund | Class I Shares
Prospectus [Line Items]
Average Annual Return, Percent	14.73%	8.48%	9.39%
Symmetry Panoramic Global Equity Fund | Class I Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	10.44%	6.87%	7.92%
Symmetry Panoramic Global Equity Fund | Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	11.45%	6.44%	7.25%
Symmetry Panoramic Tax Managed Global Equity Fund | MSCI ACWI Investable Market Index (net) (IMI) (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	16.37%	9.67%	10.80%
Symmetry Panoramic Tax Managed Global Equity Fund | Class I Shares
Prospectus [Line Items]
Average Annual Return, Percent	12.91%	8.24%	9.39%
Symmetry Panoramic Tax Managed Global Equity Fund | Class I Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	11.95%	7.72%	8.89%
Symmetry Panoramic Tax Managed Global Equity Fund | Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.36%	6.46%	7.45%
Symmetry Panoramic US Systematic Fixed Income Fund | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)	1.51%
Symmetry Panoramic US Systematic Fixed Income Fund | Class I Shares
Prospectus [Line Items]
Average Annual Return, Percent	1.57%	0.03%	1.22%
Symmetry Panoramic US Systematic Fixed Income Fund | Class I Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(0.28%)	(0.91%)	0.29%
Symmetry Panoramic US Systematic Fixed Income Fund | Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	0.92%	(0.37%)	0.55%
Symmetry Panoramic Municipal Fixed Income Fund | Bloomberg US Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.05%	0.99%	2.40%
Symmetry Panoramic Municipal Fixed Income Fund | S&P Short-Term National AMT-Free Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	2.24%	1.21%	1.67%
Symmetry Panoramic Municipal Fixed Income Fund | Class I Shares
Prospectus [Line Items]
Average Annual Return, Percent	1.71%	0.64%	1.04%
Symmetry Panoramic Municipal Fixed Income Fund | Class I Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	1.69%	0.63%	1.03%
Symmetry Panoramic Municipal Fixed Income Fund | Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.01%	0.74%	1.05%
Symmetry Panoramic Global Systematic Fixed Income Fund | Bloomberg Global Aggregate Hedged USD Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	3.40%	0.48%	2.00%
Symmetry Panoramic Global Systematic Fixed Income Fund | Class I Shares
Prospectus [Line Items]
Average Annual Return, Percent	2.62%	(0.34%)	1.19%
Symmetry Panoramic Global Systematic Fixed Income Fund | Class I Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	0.72%	(1.36%)	0.08%
Symmetry Panoramic Global Systematic Fixed Income Fund | Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.56%	(0.67%)	0.45%
Symmetry Panoramic Alternatives Fund | MSCI ACWI Investable Market Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	16.37%	9.67%	10.80%
Symmetry Panoramic Alternatives Fund | HFRI Fund of Funds Conservative Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	6.38%	5.17%	4.90% [1]
Symmetry Panoramic Alternatives Fund | Class I Shares
Prospectus [Line Items]
Average Annual Return, Percent	8.15%	7.00%	5.77%
Symmetry Panoramic Alternatives Fund | Class I Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	7.13%	5.61%	4.38%
Symmetry Panoramic Alternatives Fund | Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.95%	4.88%	3.91%

[1]	The HRFI Fund of Funds Conservative Index for the “Since Inception” period is as of 10/31/2018 due to calculation being as of month end.